Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Interest costs on benefit obligation	₱ 539	₱ 471	₱ 531
Service costs	1,158	1,066	1,113
Unfunded status – net	(8,969)	(11,182)	(10,163)
Accrued benefit costs	8,984	11,197	10,178
Prepaid benefit costs (Note 19)	15	15	15
Curtailment/settlement losses and other adjustments	(341)		(29)
Net periodic benefit costs (Note 5)	1,356	1,537	1,615
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of defined benefit obligations at beginning of the year	23,142	21,602	23,072
Interest costs on benefit obligation	1,180	1,071	1,050
Service costs	1,158	1,066	1,113
Actuarial losses – experience	423	369	3
Actuarial gains – economic assumptions	(1,277)	(694)	(1,414)
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Curtailments and others (Note 5)	(400)	(31)	(110)
Present value of defined benefit obligations at end of the year	21,503	23,142	21,602
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Fair value of plan assets at beginning of the year	11,960	11,439	9,950
Actual contributions	5,122	5,708	7,086
Interest income on plan assets	641	600	519
Return on plan assets (excluding amount included in net interest)	(2,466)	(5,546)	(4,004)
Fair value of plan assets at end of the year	₱ 12,534	₱ 11,960	₱ 11,439